Contract liabilities and deferred income - Schedule of Contract liabilities and deferred income (Parenthetical) (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, non-current	[1]	$ 1,223	$ 1,850
Contract Liabilities		27,000	25,900
Membership subscription [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, non-current		781,000	517,000
Government grants [Member]
Contract Liabilities And Deferred Income [Line Items]
Deferred revenue and income, non-current		$ 442	$ 1,333,000

[1]	As of December 31, 2019, the non-current portion consists of membership subscription of USD 781,000 (2018: USD 517,000),and government grants of USD 442,000 (2018: USD 1,333,000).